Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain Company financial performance metrics. For further information concerning our pay-for-performance philosophy and how we align executive compensation with Company financial performance, refer to the Compensation Discussion and Analysis, beginning on page 15.

The following table provides information showing the relationship during 2024, 2023, 2022, 2021 and 2020 between (1) executive compensation “actually paid” (as defined by SEC rule and further described below) to (a) each person serving as our principal executive officer ("PEO") (also referred to as our CEO) and (b) our non-PEO named executive officers (also referred to below as "other NEOs"), on an average basis, and (2) the Company’s financial performance. The Company’s selected performance measure included in the chart below is Return on Assets ("ROA"), as adjusted, as described in the Compensation Discussion and Analysis - Incentive Bonuses section above. Information presented in this section will not be deemed to be incorporated by reference into any of our filings under the Securities Act of 1933, as amended, or the Exchange Act, except as we may specifically do so by reference to this section.

					Value of Initial Fixed $100 Investment based on		Company Metrics
Year	Summary Compensation Table for PEO (1)	Compensation Actually Paid to PEO (1) (5)	Average Summary Compensation Table Total for Non-PEO NEOs (2)	Average Summary Compensation Actually Paid to Non-PEO NEOs(2) (5)	Company Total Shareholder Return ("TSR")	Peer Group TSR (3)	Net Income (in thousands) (4)	Company Selected Performance Measure Return on average assets ("ROA")
2024	$1,230,481	$1,177,830	$399,120	$329,231	$135	$132	$36,427	1.08%
2023	961,335	888,606	409,914	298,687	135	140	40,240	1.23%
2022	938,742	877,458	458,996	381,380	104	117	34,072	1.25%
2021	835,385	810,581	403,009	356,598	120	138	48,621	1.76%
2020	890,416	625,990	295,206	225,003	119	137	24,765	1.31%
(1)	John W. Bordelon served as our PEO for each period.
(2)	Darren E. Guidry, Mark Herpin, David T. Kirkley, Natalie B. Lemoine and John J. Zollinger, IV are included in the Non-PEO NEOs for 2024 and Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for periods prior to 2024.
(3)	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
(4)	Net income for Home Bancorp as reported in the Company's consolidated financial statements included in our 2024 Annual Report on Form 10-K.
(5)	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid ("CAP").

Company Selected Measure Name		TSR
Peer Group Issuers, Footnote		The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
PEO Total Compensation Amount	[1]	$ 1,230,481	$ 961,335	$ 938,742	$ 835,385	$ 890,416
PEO Actually Paid Compensation Amount	[1],[2]	1,177,830	888,606	877,458	810,581	625,990
Non-PEO NEO Average Total Compensation Amount	[3]	399,120	409,914	458,996	403,009	295,206
Non-PEO NEO Average Compensation Actually Paid Amount	[2],[3]	$ 329,231	298,687	381,380	356,598	225,003
Adjustment to Non-PEO NEO Compensation Footnote
	2024		2023		2022		2021		2020
	PEO	Non- PEO NEO Average	PEO	Non- PEO NEO Average	PEO	Non- PEO NEO Average	PEO	Non- PEO NEO Average	PEO	Non- PEO NEO Average

Total compensation for fiscal year from the compensation table	$1,230,481	$399,120	$961,335	$409,914	$938,742	$458,996	$835,385	$403,009	$890,416	$295,206
Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table"	(131,215)	(54,366)	(105,175)	(44,174)	(108,066)	(44,156)	(73,540)	(47,342)	(31,336)	(19,049)
Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table"	—	—	—	—	—	—	(14,321)	(8,257)	(3,377)	(2,345)
Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table"	—	(42,345)	—	(50,839)	—	(51,211)	—	(27,217)	(169,102)	(26,569)
Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table	129,388	73,474	147,035	59,864	124,093	50,705	92,440	47,561	47,278	21,602
Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end	(50,824)	(46,652)	(114,589)	(76,078)	(77,311)	(32,954)	(29,383)	(11,156)	(107,889)	(43,842)
Compensation Actually Paid	$1,177,830	$329,231	$888,606	$298,687	$877,458	$381,380	$810,581	$356,598	$625,990	$225,003

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table

Pursuant to the requirements of the SEC rules, the most important financial performance measures used to link compensation actually paid to our PEO and other NEOs in 2024 to our performance were:

•	Return on assets ("ROA");
•	Adjusted diluted EPS; and
•	Efficiency ratio.

Total Shareholder Return Amount		$ 135	135	104	120	119
Peer Group Total Shareholder Return Amount	[4]	132	140	117	138	137
Net Income (Loss)	[5]	$ 36,427,000	$ 40,240,000	$ 34,072,000	$ 48,621,000	$ 24,765,000
Company Selected Measure Amount		1.08	1.23	1.25	1.76	1.31
PEO Name		John W. Bordelon
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name		Return on assets ("ROA")
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name		Adjusted diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name		Efficiency ratio
PEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 1,177,830	$ 888,606	$ 877,458	$ 810,581	$ 625,990
PEO [Member] | Total compensation for fiscal year from the compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,230,481	961,335	938,742	835,385	890,416
PEO [Member] | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(131,215)	(105,175)	(108,066)	(73,540)	(31,336)
PEO [Member] | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(14,321)	(3,377)
PEO [Member] | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(169,102)
PEO [Member] | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		129,388	147,035	124,093	92,440	47,278
PEO [Member] | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(50,824)	(114,589)	(77,311)	(29,383)	(107,889)
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		329,231	298,687	381,380	356,598	225,003
Non-PEO NEO [Member] | Total compensation for fiscal year from the compensation table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		399,120	409,914	458,996	403,009	295,206
Non-PEO NEO [Member] | Deduct for amounts reported under the "Stock Awards" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(54,366)	(44,174)	(44,156)	(47,342)	(19,049)
Non-PEO NEO [Member] | Deduct for amounts reported under the "Option Awards" in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(8,257)	(2,345)
Non-PEO NEO [Member] | Deduct the "Change in Non-Qualified Deferred Compensation Earnings" column in the "Summary Compensation Table" [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(42,345)	(50,839)	(51,211)	(27,217)	(26,569)
Non-PEO NEO [Member] | Add fair value as of year-end outstanding and unvested equity awards granted reported under the "Grant Date Fair Value of Stock and Option Awards" column in the "Grants of Plan-Based Awards" table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		73,474	59,864	50,705	47,561	21,602
Non-PEO NEO [Member] | Add the change in value during the fiscal year of awards granted in prior years that are outstanding and unvested as of fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (46,652)	$ (76,078)	$ (32,954)	$ (11,156)	$ (43,842)

[1]	John W. Bordelon served as our PEO for each period.
[2]	The additional table below sets forth amounts required by SEC rule to be deducted from and added to the amount of total compensation as reflected in the Summary Compensation Table, to calculate Compensation Actually Paid ("CAP").
[3]	Darren E. Guidry, Mark Herpin, David T. Kirkley, Natalie B. Lemoine and John J. Zollinger, IV are included in the Non-PEO NEOs for 2024 and Jason P. Freyou, Darren E. Guidry and David T. Kirkley are included in the Non-PEO NEOs for periods prior to 2024.
[4]	The peer group TSR is based on the S&P US Small Cap Banks obtained from S&P Global Market Intelligence, Charlottesville, Virginia.
[5]	Net income for Home Bancorp as reported in the Company's consolidated financial statements included in our 2024 Annual Report on Form 10-K.